NEWBUILDINGS	12 Months Ended
Dec. 31, 2012
NEWBUILDINGS [Abstract]
NEWBUILDINGS
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $332,000 in 2012 (2011: $438,000; 2010: $308,000).

At December 31, 2012, there were five (2011: ten) newbuilding contracts with accumulated costs of $69.2 million (2011: $123.8 million). During 2012, five drybulk carriers were delivered. There were no new contracts for the construction of vessels agreed in 2012.